NET REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Licensing revenues			$ 2,000
Sales of other products	$ 2,221	$ 2,290	3,994	$ 3,964
Revenue	18,346	21,502	31,450	42,077
Movantik
Revenues
Movantik revenues	$ 16,125	$ 19,212	$ 25,456	$ 38,113